Reporting Entity and Group Information	12 Months Ended
Dec. 31, 2024
Reporting Entity and Group Information [Abstract]
Reporting entity and group information
1.	Reporting entity and group information

1.1	Reporting entity

ADS-TEC Energy PLC and its subsidiaries (“ADSE”) provide intelligent and decentralized energy storage systems to municipalities, automotive OEMs (Original Equipment Manufacturers), charging operators, dealerships, fleets, residential areas, offices, and industrial sites in North America and Europe. Its scalable systems are designed for use in private homes, public buildings, commercial enterprises, industrial and infrastructure solutions, and self-sufficient energy supply systems, with capacities up to the multi-megawatt range.

ADS-TEC Energy PLC (“ADSE Holdco” or “the Company”) is domiciled in 10 Earlsfort Terrace, Dublin 2 D02 T380, Ireland. The Company is a public limited company incorporated in Ireland. The main operating company is ads-tec Energy GmbH which is located in Heinrich-Hertz-Str. 1, 72622 Nürtingen, Germany.

The board of directors of ADSE Holdco authorized the consolidated financial statements on May 9, 2025.

1.2	Group information

The consolidated financial statements of ADSE include:

Dec. 31, 2024			Shareholding
Group companies	City	Country	Direct or indirect
ADS-TEC Energy PLC (“ADSE Holdco”)	Dublin	Ireland	Parent company
ads-tec Energy GmbH (“ADSE GM”)	Nürtingen	Germany	100%
ads-tec Energy, INC. (“ADSE US”)	Sarasota	USA	100%
ads-tec Energy Service GmbH (“ADSE Service”)	Nürtingen	Germany	100%
ads-tec Energy Schweiz GmbH (“ADSE CH”)	Zurich	Switzerland	100%

ads-tec Energy Service GmbH was founded on January 19, 2023, and is a wholly owned subsidiary of ADSE GM. ADSE Service is focused on providing global service in connection with products and services in the fields of energy management, energy storage, e-mobility, and renewable energies.

ads-tec Energy Schweiz GmbH was founded on April 25, 2023, and is a wholly owned subsidiary of ADSE GM. The purpose of ADSE CH is to provide consulting and other services to ADSE group entities.

As of the reporting date shareholders of ADSE Holdco are as follows:

Shareholders	Ordinary shares	Percentage
Treasury shares	80,247	0.00%
ads-tec Holding GmbH	17,620,882	33.65%
Bosch Thermotechnik GmbH	8,062,451	15.40%
Robert Bosch GmbH	2,400,000	4.58%
Others	24,279,183	46.37%
Total Issued shares	52,442,763
less Treasury shares	80,247
Total Outstanding shares	52,362,516	100%

Entities with significant influence over ADSE

As of December 31, 2024, ads-tec Holding GmbH (“ADSH”) owns 33.65% (December 31, 2023: 34.83%) of the ordinary shares in ADSE Holdco and thus has significant influence over ADSE.

1.3	Material uncertainty regarding the ability to continue as a going concern

Management assessed the Company’s ability to continue as a going concern and evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern using all information available about the future, focusing on the twelve-month period after the issuance date of the financial statements. Historically, the Company has funded its operations primarily through capital raises and with loans from shareholders. Since the inception the Company has incurred recurring losses and negative cash flows from operations including net losses of kEUR 97,958 for the financial year 2024, kEUR 55,081 for the financial year 2023 and kEUR 18,906 for the financial year 2022. The company has increased its inventory stock from kEUR 39,119 as of December 31, 2023 to kEUR 63,666 as of December 31, 2024. As of December 31, 2024, the company has further purchase obligations of kEUR 9,966 for the financial year 2024, that decreased significantly compared to 2023 (kEUR 85,094).

The Company has improved the cash flow from operating activities from kEUR -20,659 for the financial year 2023 to kEUR -16,285 for the financial year 2024 and aims to further improve its cash flow and operating result. To support this positive development the Company plans to intensify sales efforts across Europe and the US and reduce working material capital. In addition, the Company will continue to invest in the development, redesign and cost optimization programs of current and new products as well as further productivity increases in operations and expand its business model into a full-service provider model, enabling multi-revenue streams including ultra-fast charging, energy trading and advertising.

Management of the Company agreed to issue (i) senior secured convertible notes in the aggregate original principal amount of kUSD 53,763 and (ii) warrants to purchase up to an aggregate of 1,116,072 ordinary shares, nominal value of $0.0001 per share. Following the agreements, the Company will receive up to an amount of kUSD 50,000 in gross proceeds, to be provided in two installments. The Company has received the first installment of kUSD 15,000 - net of fees and expenses an amount of kUSD 12,719 - on May 1, 2025. The remaining kUSD 3,000 will become available upon the Company’s achievement of agreed-upon milestones, including the satisfaction of certain equity conditions and the construction of at least fifty new charging stations.

The notes have an original issue discount of 7% and will bear interest of 2% per annum. The Company has to make monthly payments payable at the Company’s election in cash or Ordinary Shares through the maturity date of May 1, 2028 subject to certain agreed conditions.

The Warrants have an exercise price of USD 16.88 per share, subject to certain adjustments, and expire on the five-year anniversary of the initial issuance date.

As of December 31, 2024, the Company had outstanding shareholder loans in a nominal amount of kUSD 23,000 (see note 4.2.13). The shareholder loans have been partially repaid in an amount of kUSD 15,577 until May 5, 2025. The remainder was initially due to be paid back on August 31, 2025. The shareholders except for one have agreed to extend the repayment until August 31, 2026 and make any undrawn and repaid amounts available as a credit line. One tranche in a nominal amount of kUSD 3,000 remains due on August 31, 2025. Therefore, the Company currently has an open credit line in an amount of kUSD 25,577 until August 31, 2026.

For future growth and expansion in other geographical areas such as the U.S. management targets to raise additional equity and debt if required. The Management and its advisers are constantly monitoring the relevant equity and debt capital markets which are important to the company.

There can be no assurance that the Company will be successful in achieving its operational and strategic plans, that any additional financing will be available in a timely manner or on acceptable terms.

The Company’s management deems a successful business development and an improvement of cash flow generation and operating result to be very likely. In addition, the financial resources have significantly improved compared to the previous year as a result of the recent issue of convertible notes and the extended credit line. Nevertheless, based on its recurring losses from operations since inception, the Company has concluded that there is still substantial doubt about its ability to continue as a going concern as cash flows generated by its operating activities may deviate significantly from the company’s forecast and securing additional financing is uncertain. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.